Investment Objectives and Goals - Transamerica Stock Index	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Transamerica Stock Index
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Seeks to match the performance of the S&P 500® Index.